Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIAX
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIIIX
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPAX
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCSX
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLAX
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLIX
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVIAX
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVIIX
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDNDX
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMDEX
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSCX
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSIX
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCONX
Praxis Balanced Allocation Portfolio (Prospectus Summary) | Praxis Balanced Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAPX
Praxis Growth Allocation Portfolio (Prospectus Summary) | Praxis Growth Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGAFX